Accounts Receivable	12 Months Ended
Dec. 31, 2020
Subclassifications Of Assets Liabilities And Equities [Abstract]
Accounts Receivable
7.	Accounts receivable
As at	December 31, 2020	December 31, 2019
Trade receivables	15,786	24,684
Other receivables	112	2,954
	15,898	27,638

The Company has calculated expected credit losses (“ECLs”) based on lifetime expected credit losses, taking into consideration historical credit loss experience and financial factors specific to the debtors and general economic conditions. The Company has evaluated the potential impact of COVID-19 on the collection of its trade receivables and concluded that it does not currently have a material impact. Refer to note 30 for credit risk disclosures.